================================================================================





                                   MassMutual
                                  PARTICIPATION
                                    INVESTORS






                                     [LOGO]






                              REPORT for the THREE
                              MONTHS ENDED 3/31/04










================================================================================

MASSMUTUAL PARTICIPATION INVESTORS   ADVISER
 c/o David L. Babson & Company Inc.   David L. Babson & Company Inc.,
 1500 Main Street, Suite 1100         a member of the MassMutual Financial Group
 Springfield, Massachusetts 01115     1500 Main Street
 (413) 226-1516                       Springfield, Massachusetts 01115

                                     AUDITOR
                                      KPMG LLP
     MPV                              Boston, Massachusetts 02110
    LISTED
     NYSE                            COUNSEL TO THE TRUST
                                      Ropes & Gray LLP
                                      Boston, Massachusetts  02110

                                     CUSTODIAN
                                      Citibank, N.A.
                                      New York, New York 10043

                                     TRANSFER AGENT & REGISTRAR
                                      Shareholder Financial Services, Inc.
                                      P.O. Box 173673
                                      Denver, Colorado 80217-3673 1-800-647-7374



                    Internet website: WWW.MASSMUTUAL.COM/MPV



                      INVESTMENT OBJECTIVE AND POLICY


MassMutual Participation Investors (the "Trust"), a closed-end investment company, was offered to the public in October 1988 and its shares are listed on the New York Stock Exchange. The share price of Participation Investors can be found in the financial section of most newspapers as "MassPrt" or "MassMuPrt" under the New York Stock Exchange listings. The Trust's New York Stock Exchange trading symbol is "MPV".

The investment objective of the Trust is to maximize total return by providing a high level of current income, the potential for growth of income, and capital appreciation. The Trust's principal investments are privately placed, below-investment grade, long-term corporate debt obligations purchased directly from their issuers, which tend to be smaller companies. At least half of these investments normally include equity features such as warrants, conversion rights, or other equity features that provide the Trust with the opportunity to realize capital gains. The Trust will also invest in publicly traded debt securities (including high yield securities), again with an emphasis on those with equity features, and in convertible preferred stocks and, subject to certain limitations, readily marketable equity securities. In addition, the Trust may temporarily invest in high quality, readily marketable securities.

David L. Babson & Company Inc. manages the Trust on a total return basis. The Trust distributes substantially all of its net income to shareholders each year. Accordingly, the Trust pays dividends to shareholders quarterly in January, May, August, and November. All registered shareholders are automatically enrolled in the Dividend Reinvestment and Cash Purchase Plan unless cash distributions are requested.

                                             PROXY VOTING POLICIES & PROCEDURES
                                             A copy of MassMutual Participation
                                             Investors' Proxy Voting policy and
                                             procedures used to determine how to
                                             vote proxies relating to portfolio
                                             securities is available (1) without
                                             charge, upon request, by calling,
                                             toll-free, 866-399-1516; (2) on
                                             MassMutual Participation Investors'
                                             website: WWW.MASSMUTUAL.COM/MPV;
                                             and (3) on the U.S. Securities and
                                             Exchange Commission website at
                                             HTTP://WWW.SEC.GOV.       MPV
                                                                      LISTED
                                                                       NYSE

TO OUR SHAREHOLDERS


April 30, 2004

We are pleased to present the March 31, 2004 Quarterly Report of MassMutual Participation Investors (the "Trust"). At the Trust's Annual Shareholder Meeting, which was held on April 30, 2004, shareholders re-elected Donald E. Benson, Donald Glickman and Robert E. Joyal as Trustees, each for a three-year term. The shareholders also approved the continuance of the Investment Advisory and Administrative Services Contract between the Trust and David L. Babson & Company Inc. ("Babson").

The Board of Trustees declared an increase in the quarterly dividend to 21 cents per share, payable on May 17, 2004 to shareholders of record on May 7, 2004. A quarterly dividend of 20 cents per share was paid in the previous quarter.

U.S. equity markets, as measured by several broad market indices, were mixed. During the quarter ended March 31, 2004, large stocks, as approximated by the Dow Jones Industrial Average, decreased 0.43%. On the other hand, smaller stocks, as approximated by the Russell 2000 Index, increased 6.26%. A large part of this return on the Russell 2000 Index was earned in the month of January (4.34%) with more modest returns posted in February and March (0.90% and 0.93%, respectively). U.S. fixed income markets, as measured by selected indices, posted positive returns for the quarter. The Lehman Brothers Government/Credit Index and the Lehman Brothers U.S. Corporate High Yield Index increased 3.08% and 2.34%, respectively, for the quarter.

During the quarter ended March 31, 2004, net assets of the Trust increased to $98,698,029 or $10.26 per share compared to $94,396,591 or $9.84 per share on
December 31, 2003, which translates into a 4.27% return for the quarter, based on change in net assets with reinvestment of dividends. Long term, the Trust's portfolio had average annualized returns of 22.58%, 9.82%, and 12.53% for the 1-, 5-, and 10- year time periods ended March 31, 2004, respectively, based on change in net assets with reinvestment of dividends. The Trust earned 22 cents per share of net investment income for the quarter, compared to 23 cents per share in the previous quarter.

During the quarter, the Trust made private placement investments in four new issuers and closed two "follow-on" investments, totaling approximately $4.8 million. The follow-on investments purchased by the Trust were in securities of Colibri Holdings Corp. and Dwyer Group, Inc. The four new issuers the Trust invested in were American Hospice Management, Kele and Associates, Inc., Nonni's Food Company and Roto-Rooter, Inc. The weighted average coupon of these investments was 12.1%. (A brief description of these investments can be found in the Schedule of Investments.)

Thank you for your continued interest in and support of MassMutual Participation Investors.


Sincerely,

/s/ Roger W. Crandall
Roger W. Crandall
President

--------------------------------------------------------------------------------

CONSOLIDATED STATEMENT OF                     MASSMUTUAL PARTICIPATION INVESTORS
ASSETS AND LIABILITIES
March 31, 2004
(Unaudited)


ASSETS:
Investments
(See Consolidated Schedule of Investments)
Corporate restricted securities at fair value
(Cost - $104,239,629)                                             $ 93,810,017
Corporate public securities at market value
(Cost - $17,987,549)                                                15,748,610
Short-term securities at cost plus earned discount which
approximates market value                                            9,303,107
                                                                  ------------
                                                                   118,861,734
Cash                                                                   652,482
Interest receivable                                                  2,546,799
Receivable for investments sold                                      1,223,497
                                                                  ------------
     TOTAL ASSETS                                                 $123,284,512
                                                                  ============


LIABILITIES:
Payable for investments purchased                                 $  1,378,847
Management fee payable                                                 222,549
Note payable                                                        12,000,000
Revolving Credit Agreement                                          10,500,000
Interest payable                                                       277,320
Accrued expenses                                                       126,074
Accrued taxes payable                                                   81,693
                                                                  ------------
     TOTAL LIABILITIES                                            $ 24,586,483
                                                                  ============


NET ASSETS:
Common shares, par value $.01 per share;
 an unlimited number authorized                                         96,177
Additional paid-in capital                                          89,062,790
Retained net realized gain on investments, prior years              19,858,001
Undistributed net investment income                                  2,793,890
Undistributed net realized loss on investments                        (444,278)
Net unrealized depreciation of investments                         (12,668,551)
                                                                  ------------

     TOTAL NET ASSETS                                               98,698,029
                                                                  ------------

     TOTAL LIABILITIES AND NET ASSETS                             $123,284,512
                                                                  ============

COMMON SHARES ISSUED AND OUTSTANDING                                 9,617,735
                                                                  ============

NET ASSET VALUE PER SHARE                                         $      10.26
                                                                  ============


                 SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
2

CONSOLIDATED STATEMENT OF OPERATIONS          MASSMUTUAL PARTICIPATION INVESTORS
For the three months ended March 31, 2004
(Unaudited)


Investment Income:
Interest                                                           $ 2,612,550
Dividends                                                               46,837
                                                                   -----------

     TOTAL INVESTMENT INCOME                                         2,659,387
                                                                   -----------

Expenses:
Management fees                                                        222,549
Trustees' fees and expenses                                             28,200
Transfer agent/registrar's expenses                                      6,600
Interest                                                               216,734
Reports to shareholders                                                 30,000
Audit and legal                                                         39,600
Other                                                                   13,691
                                                                   -----------
     TOTAL EXPENSES                                                    557,374
                                                                   -----------

NET INVESTMENT INCOME ($0.22 per share)                              2,102,013
                                                                   -----------


NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments                                     1,053,613
Net change in unrealized depreciation of investments                   844,466
                                                                   -----------

     NET GAIN ON INVESTMENTS                                         1,898,079
                                                                   -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ 4,000,092
                                                                   ===========


                 SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

CONSOLIDATED STATEMENT OF CASH FLOWS          MASSMUTUAL PARTICIPATION INVESTORS
For the three months ended March 31, 2004
(Unaudited)


NET DECREASE IN CASH:
Cash flows from operating activities:
  Interest and dividends received                                  $ 1,754,527
  Interest expense paid                                                (43,032)
  Operating expenses paid                                             (373,219)
  Income taxes paid                                                   (815,221)
                                                                   -----------
                                                                       523,055
     NET CASH PROVIDED BY OPERATING ACTIVITIES

Cash flows from investing activities:
  Purchases/Proceeds/Maturities from short-term
    portfolio securities, net                                       (1,572,805)
  Purchases of portfolio securities                                 (8,936,896)
  Proceeds from disposition of portfolio securities                  9,276,831
                                                                   -----------

     NET CASH USED FOR INVESTING ACTIVITIES                         (1,232,870)
                                                                   -----------

     NET CASH USED FOR OPERATING AND INVESTING ACTIVITIES             (709,815)
                                                                   -----------


Cash flows from financing activities:
  Increase in receipts for shares issued on reinvestment
    of dividends                                                       301,346
  Cash dividends paid from net investment income                    (3,452,750)
                                                                   -----------

     NET CASH USED FOR FINANCING ACTIVITIES                         (3,151,404)
                                                                   -----------


NET DECREASE IN CASH                                                (3,861,219)
Cash - beginning of year                                             4,513,701
                                                                   -----------

Cash - end of period                                               $   652,482
                                                                   ===========


Reconciliation of net increase in net assets to net cash used for operating and investing activities:


NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ 4,000,092
                                                                   -----------

 Increase in investments                                            (5,383,945)
 Increase in interest receivable                                      (721,349)
 Decrease in receivable for investments sold                           684,319
 Increase in payable for investments purchased                       1,378,847
 Increase in management fee payable                                      9,832
 Increase in interest payable                                          173,702
 Decrease in accrued expenses                                          (36,092)
 Decrease in accrued taxes payable                                    (815,221)
                                                                   -----------

     TOTAL ADJUSTMENTS TO NET ASSETS FROM OPERATIONS                (4,709,907)
                                                                   -----------

     NET CASH USED FOR OPERATING AND INVESTING ACTIVITIES          $  (709,815)
                                                                   ===========

                 SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
4

CONSOLIDATED STATEMENTS OF                    MASSMUTUAL PARTICIPATION INVESTORS
CHANGES IN NET ASSETS
For the three months ended March 31, 2004 and the year ended December 31, 2003

                                                              For the three
                                                              months ended         For the
                                                               03/31/2004         year ended
                                                               (Unaudited)        12/31/2003
                                                               -----------       -----------
INCREASE IN NET ASSETS:
OPERATIONS:
 Net investment income                                         $ 2,102,013       $ 7,705,514
 Net realized gain on investments                                1,053,613         2,040,865
 Net change in unrealized depreciation of investments              844,466         9,587,627
                                                               -----------       -----------
 Net increase in net assets resulting from operations            4,000,092        19,334,006

 Net increase in shares of beneficial interest transactions        301,346           662,855

Dividends to shareholders from:
 Net investment income (2003-$0.96 per share)                          --         (9,186,933)
                                                               -----------       -----------
     TOTAL INCREASE IN NET ASSETS                                4,301,438        10,809,928

NET ASSETS, BEGINNING OF YEAR                                   94,396,591        83,586,663
                                                               -----------       -----------

NET ASSETS, END OF PERIOD/YEAR (INCLUDING UNDISTRIBUTED NET
  INVESTMENT INCOME IN 2004 - $2,793,890; 2003 - $691,877)     $98,698,029       $94,396,591
                                                               ===========       ===========

                 SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

CONSOLIDATED SELECTED FINANCIAL HIGHLIGHTS    MASSMUTUAL PARTICIPATION INVESTORS
Selected data for each share of beneficial interest outstanding:

                                            For the
                                          three months
                                              ended                    For the years ended December 31,
                                           03/31/2004   --------------------------------------------------------------
                                           (Unaudited)     2003         2002         2001         2000         1999
                                           ----------   ----------   ----------   ----------   ----------   ----------
Net asset value:
 Beginning of year                         $     9.84   $     8.78   $     9.12   $     9.75   $    10.40   $    11.33
                                           ----------   ----------   ----------   ----------   ----------   ----------

Net investment income                            0.22         0.80         0.87         0.93         1.00         0.97
Net realized and unrealized
 gain (loss) on investments                      0.20         1.21        (0.35)       (0.61)       (0.14)       (0.53)
                                           ----------   ----------   ----------   ----------   ----------   ----------
Total from investment operations                 0.42         2.01         0.52         0.32         0.86         0.44
                                           ----------   ----------   ----------   ----------   ----------   ----------

Dividends from net investment
 income to common shareholders                    --         (0.96)       (0.86)       (0.96)       (0.96)       (0.96)

Dividends from net realized gain
 on investments to common shareholders            --           --           --           --         (0.55)       (0.41)

Change from issuance of shares                    --          0.01          --          0.01          --           --
                                           ----------   ----------   ----------   ----------   ----------   ----------
Total distributions                               --         (0.95)       (0.86)       (0.95)       (1.51)       (1.37)
                                           ----------   ----------   ----------   ----------   ----------   ----------
Net asset value:
End of period/year                         $    10.26   $     9.84   $     8.78   $     9.12   $     9.75   $    10.40
                                           ----------   ----------   ----------   ----------   ----------   ----------
Per share market value:
End of period/year                         $    11.45   $    11.65   $     9.40   $     9.10   $    10.94   $    10.25
                                           ----------   ----------   ----------   ----------   ----------   ----------


Total investment return
 Market value                                   (1.72)%*     35.50%       12.58%       (8.02)%      22.91%       (2.30)%
 Net asset value                                 4.27%*      23.72%        5.70%        3.41%        8.11%        4.77%

Net assets (in millions):
 End of period/year                        $    98.70   $    94.40   $    83.59   $    86.09   $    90.95   $    97.01

Ratio of operating expenses to average
 net assets                                      0.35%*       1.65%        1.27%        1.22%        1.28%        1.25%

Ratio of interest expense to average
 net assets                                      0.23%*       0.97%        1.08%        1.47%        1.54%        1.38%

Ratio of total expenses to average
 net assets                                      0.58%*       2.62%        2.35%        2.69%        2.82%        2.63%

Ratio of net investment income
 to average net assets                           2.17%*       8.55%        9.42%        9.70%        9.20%        8.70%

Portfolio turnover                               8.04%*      55.08%       35.32%       21.58%       55.97%       66.17%

*Percentages represent results for the period and are not annualized.

                 SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
6

CONSOLIDATED SCHEDULE OF INVESTMENTS          MASSMUTUAL PARTICIPATION INVESTORS
March 31, 2004
(Unaudited)

                                                            Shares, Units,
                                                              Warrants,
                                                            Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES - 95.05% (A)              Principal Amount      Date            Cost         Fair Value
                                                          ----------------   -----------    ------------    ------------
PRIVATE PLACEMENT INVESTMENTS - 85.79%

ADORN, INC.
A manufacturer of wall panels, cabinets, moldings
and countertops for houses and recreational vehicles.
   12.5% Subordinated Note due 2010                         $  1,125,000        02/29/00    $  1,010,445    $  1,136,250
   Warrant, exercisable until 2010, to purchase
    common stock at $.02 per share (B)                          192 shs.        02/29/00         162,931          72,757
                                                                                            ------------    ------------
                                                                                               1,173,376       1,209,007
                                                                                            ------------    ------------

AMERICA'S BODY COMPANY, INC./LCP HOLDING CO.
A designer and manufacturer of commercial work vehicles.
   12% Preferred Stock Series C(B)                              197 shs.        12/16/03         875,000         875,000
   Warrant, exercisable until 2007, to purchase
    common stock at $.01 per share (B)                           40 shs.               *         256,667             --
                                                                                            ------------    ------------
                                                                                               1,131,667         875,000
                                                                                            ------------    ------------

AMERICAN HOSPICE MANAGEMENT
A for-profit hospice care provider in the United States.
   12% Senior Subordinated Note due 2010                    $  1,125,000        01/22/04         999,897       1,147,946
   Preferred Class A Unit (B)                                 1,337 uts.        01/22/04         127,477         114,749
   Common Class B Unit (B)                                    1,610 uts.        01/22/04             --               16
                                                                                            ------------    ------------
                                                                                               1,127,374       1,262,711
                                                                                            ------------    ------------

AMES TRUE TEMPER GROUP
A manufacturer and distributor of non-powered lawn and
garden tools and accessories in North America.
   13% Senior Subordinated Note due 2010                    $  1,000,000        O1/14/02         997,343       1,055,000
   10% Preferred Stock                                           85 shs.              **          85,286          92,909
   Class A Common Stock (B)                                   1,114 shs.        02/28/02           1,114           1,114
   Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                        2,657 shs.        01/14/02           2,657              27
                                                                                            ------------    ------------
                                                                                               1,086,400       1,149,050
                                                                                            ------------    ------------

BEACON MEDICAL PRODUCTS, INC.
A designer, manufacturer and marketer of medical air and
gas distribution systems.
   Senior Secured Tranche A Floating Rate Note due 2008     $    552,889        04/09/02         552,889         549,914
   12% Senior Secured Note due 2010                         $    412,112        04/09/02         349,876         431,517
   Limited Partnership Interest of Riverside Capital
    Appreciation Fund IV, L.P (B)                             0.64% int.        04/09/02          87,045          78,340
   Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                          794 shs.        04/09/02          72,856               8
                                                                                            ------------    ------------
                                                                                               1,062,666       1,059,779
                                                                                            ------------    ------------

BETA BRANDS LTD
A manufacturer of hard candy and chocolate-coated
products sold primarily to the Canadian market.
   5% Promissory Note due 2009 (B)                          $     96,698        03/31/04          96,698             --
   Warrant, exercisable until 2009, to purchase
    common stock at $.01 per share (B)                        2,421 shs.        03/31/04               1             --
                                                                                            ------------    ------------
                                                                                                  96,699             --
                                                                                            ------------    ------------

 * 11/02/98 and 12/16/03.
**02/28/02 and 11/15/02.
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS
March 31, 2004
(Unaudited)

                                                            Shares, Units,
                                                              Warrants,
                                                            Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)           Principal Amount      Date            Cost         Fair Value
                                                          ----------------   -----------    ------------    ------------
Better Minerals & Aggregates
A producer of high grade industrial and specialty
silica sands.
  14% Redeemable Freferred Stock (B)                            499 shs.        09/30/99    $    272,912    $     54,525
 Convertible Freferred Stock Series A and B,
  convertible into common stock at $9.26 per share (B)       62,997 shs.        12/19/96         583,300             --
 Common Stock (B)                                            10,013 shs.        09/30/99         399,505             --
 Warrants, exercisable until 2005 and 2010, to
  purchase common stock at $.01 per share (B)                 5,700 shs.               *          64,247             --
                                                                                            ------------    ------------
                                                                                               1,319,964          54,525
                                                                                            ------------    ------------
C & M CONVEYOR, INC.
A manufacturer and supplier of material handling
systems to the corrugated sheet and container industry.
  9.5% Senior Secured Term Note due 2007                    $    704,819        09/13/02         704,819         711,714
  11% Senior Subordinated Note due 2010                     $    478,916        09/13/02         451,173         488,184
  Common Stock (B)                                          180,723 shs.        09/13/02         180,723         144,578
  Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                       78,386 shs.        09/13/02          34,428             784
                                                                                            ------------    ------------
                                                                                               1,371,143       1,345,260
                                                                                            ------------    ------------
CAINS FOODS, L.P.
A producer of mayonnaise and sauce products for both the
retail and food service markets.
  8% Junior Subordinated Convertible
   Note due 2004, convertible into
   partnership points at $1,388.89 per point                $     54,054        09/29/95          54,054          56,805
  Warrant, exercisable until 2006, to purchase
   partnership points at $.01 per point (B)                      19 pts.        09/29/95          25,130             --
                                                                                            ------------    ------------
                                                                                                  79,184          56,805
                                                                                            ------------    ------------

CAPESUCCESS LLC
A provider of diversified staffing services.
  Preferred Membership Interests (B)                            806 uts.        04/29/00           3,598             180
  Common Membership Interests (B)                            10,421 uts.        04/29/00          46,706           2,332
                                                                                            ------------    ------------
                                                                                                  50,304           2,512
                                                                                            ------------    ------------
CAPITAL SPECIALTY PLASTICS, INC.
A producer of desiccant strips used for packaging
  pharmaceuticals products.
  Common Stock (B)                                               55 shs.              **             252             201
                                                                                            ------------    ------------

COEUR, INC.
A producer of proprietary, disposable power injection
syringes.
  8.75% Senior Secured Term Note due 2010                   $    326,087        04/30/03         326,087         332,544
  11.5% Senior Subordinated Note due 2011                   $    242,754        04/30/03         221,051         249,753
  Common Stock (B)                                           72,463 shs.        04/30/03          72,463          65,217
  Warrant, exercisable until 2010, to purchase
   common stock at $.01 per share (B)                        50,099 shs.        04/30/03          23,317             501
                                                                                            ------------    ------------
                                                                                                 642,918         648,015
                                                                                            ------------    ------------

 *12/19/96 and 09/30/99.
**12/30/97 and OS/29/99.
--------------------------------------------------------------------------------
8

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS
March 31, 2004
(Unaudited)

                                                            Shares, Units,
                                                              Warrants,
                                                            Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)           Principal Amount      Date            Cost         Fair Value
                                                          ----------------   -----------    ------------    ------------
COINING CORPORATION OF AMERICA LLC
A manufacturer of close tolerance parts and metal
stampings.
  Senior Secured Floating Rate Revolving
    Credit Facility due 2006                                $     92,593        O1/07/02    $     92,593    $     88,387
  Senior Secured Floating Rate Tranche A Note due 2007      $    598,766        06/26/01         598,766         560,776
  12% Senior Secured Tranche B Note due 2008                $    370,370        06/26/01         337,663         367,571
  Limited Partnership Interest (B)                            3.65% int.        06/26/01         185,185         148,148
  Warrant, exercisable until 2008, to purchase
    common stock at $.01 per share (B)                       61,163 shs.        06/26/01          45,370             612
                                                                                            ------------    ------------
                                                                                               1,259,577       1,165,494
                                                                                            ------------    ------------

COLIBRI HOLDINGS CORPORATION
A manufacturer and distributor of wild bird feeders and
accessories.
  12.5% Senior Subordinated Note due 2008                   $    843,750        09/22/00         744,272         816,710
  28% Preferred Stock                                            38 shs.         11/2/01          37,500          36,937
  20% Preferred Stock                                        35,156 shs.        03/09/04          35,156          34,027
  Common Stock (B)                                              756 shs.        09/22/00         281,250         140,625
  Warrant, exercisable until 2008, to purchase
    common stock at $.01 per share (B)                          446 shs.        09/22/00         140,625               4
                                                                                            ------------    ------------
                                                                                               1,238,803       1,028,303
                                                                                            ------------    ------------

CORVEST GROUP, INC.
A manufacturer and distributor of promotional products.
  12% Senior Subordinated Note due 2007 (B)                 $  2,045,455               *       1,965,300       1,840,910
  Common Stock (B)                                               30 shs.               *          51,136          12,784
  Limited Partnership Interest (B)                           10.23% int.               *         151,286          37,955
  Warrant, exercisable until 2007, to purchase
   common stock at $.01 per share (B)                            97 shs.               *         157,343          41,767
                                                                                            ------------    ------------
                                                                                               2,325,065       1,933,416
                                                                                            ------------    ------------

DELSTAR HOLDING CORPORATION
A manufacturer of plastic netting for a wide variety of
industries.
  Convertible Preferred Stock, convertible into common
  stock at $12.16 per share (B)                               1,758 shs.        10/05/01         213,691         195,571
                                                                                            ------------    ------------

DEXTER MAGNETICS TECHNOLOGIES, INC.
A designer, fabricator, assembler and distributor of
industrial magnets and subassemblies in North America
and Europe.
  12% Senior Subordinated Note due 2006                     $    652,174        07/19/01         587,557         632,413
  Common Stock (B)                                              310 shs.        07/19/01         309,783         216,846
  Warrant, exercisable until 2006, to purchase
   common stock at $.01 per share (B)                           157 shs.        07/19/01         132,677               2
                                                                                            ------------    ------------
                                                                                               1,030,017         849,261
                                                                                            ------------    ------------

*03/05/99 and 03/24/99.
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS
March 31, 2004
(Unaudited)

                                                            Shares, Units,
                                                              Warrants,
                                                            Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)           Principal Amount      Date            Cost         Fair Value
                                                          ----------------   -----------    ------------    ------------
DHD HEALTHCARE, INC.
A designer, manufacturer, and distributor of plastic,
noninvasive medical devices used for respiratory care.
  Senior Secured Floating Rate Tranche A Note due 2008      $    539,062        02/08/01    $    539,062    $    531,208
  12% Senior Secured Tranche B Note due 2009                $    257,812        02/08/01         220,982         254,189
  Limited Partnership Interest of Riverside Capital
   Appreciation Fund III, L.P (B)                             1.56% int.        02/08/01          93,656         134,865
  Warrant, exercisable until 2008, to purchase
   common stock at $.01 per share (B)                           530 shs.        02/08/01          46,875          89,018
                                                                                            ------------    ------------
                                                                                                 900,575       1,009,280
                                                                                            ------------    ------------

DIRECTED ELECTRONICS, INC.
A designer and distributor of brand name automotive
security systems, audio products and installation
accessories.
  12% Senior Subordinated Note due 2007                     $  1,776,307        12/22/99       1,644,058       1,794,071
  8% Convertible Class B Subordinated
   Promissory Note due 2008                                 $     51,140        12/22/99          51,082          53,206
  Class B Common Stock (B)                                   13,816 shs.        12/22/99         138,157         386,840
  Limited Partnership Interest (B)                            4.61% int.        12/22/99         290,602         610,260
  Warrant, exercisable until 2007, to purchase
  common stock at $.01 per share (B)                         23,958 shs.        12/22/99         219,078         670,834
                                                                                            ------------    ------------
                                                                                               2,342,977       3,515,211
                                                                                            ------------    ------------

DIVERSCO, INC./DHI HOLDINGS, INC.
A contract provider of janitorial and equipment
maintenance services and temporary production labor
to industrial customers.
  Membership Interests of MM/Lincap
   Diversco Investments Ltd. LLC (B)                         13.57% int.        08/27/98         366,495             --
  Preferred Stock (B)                                         1,639 shs.        12/14/01       1,392,067         556,826
  Warrants, exercisable until 2011, to purchase common
   stock of DHI Holdings, Inc. at $.01 per share (B)          6,676 shs.               *         201,655             --
                                                                                            ------------    ------------
                                                                                               1,960,217         556,826
                                                                                            ------------    ------------

DWYER GROUP, INC.
A franchiser of a variety of home repair services.
  14% Senior Subordinated Note due 2011                     $    984,375        10/30/03         888,291         968,216
  Common Stock (B)                                            3,656 shs.              **         365,600         329,040
  Warrant, exercisable until 2011, to purchase
   common stock at $.01 per share (B)                         1,077 shs.        10/30/03          98,719              11
                                                                                            ------------    ------------
                                                                                               1,352,610       1,297,267
                                                                                            ------------    ------------
EAGLE WINDOW & Door Holding Co.
A manufacturer of wood and aluminum-clad wood
windows and doors.
  12% Senior Subordinated Note due 2010                     $  1,000,000        05/06/02         871,339       1,040,000
  Common Stock (B)                                              125 shs.        05/06/02         125,000         161,991
  Warrant, exercisable until 2010, to purchase
   common stock at $.01 per share (B)                           232 shs.        05/06/02         150,000         300,575
                                                                                            ------------    ------------
                                                                                               1,146,339       1,502,566
                                                                                            ------------    ------------

* 10/24/96 and 08/28/98.
**10/30/03 and 01/02/04.
--------------------------------------------------------------------------------
10

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS
March 31, 2004
(Unaudited)

                                                            Shares, Units,
                                                              Warrants,
                                                            Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)           Principal Amount      Date            Cost         Fair Value
                                                          ----------------   -----------    ------------    ------------
EAST RIVER VENTURES I, L.P
An acquirer of controlling or substantial interests
in other entities.
  Limited Partnership Interest (B)                            0.04% int.        O1/O1/O1    $      7,490    $      6,783
                                                                                            ------------    ------------

ENZYMATIC THERAPY, INC.
A manufacturer and distributor of branded natural
medicines and nutritional supplements.
  13% Senior Subordinated Note due 2005 (B)                 $    843,750        09/17/02         714,590         506,250
  Limited Partnership Interest (B)                            0.70% int.        03/30/00         281,250           2,812
  Warrant, exercisable until 2009, to purchase
   common stock at $.01 per share (B)                           253 shs.        03/30/00         135,000               3
                                                                                            ------------    ------------
                                                                                               1,130,840         509,065
                                                                                            ------------    ------------

EURO-PRO CORPORATION
A designer, marketer and distributor of floor care, steam
cleaning and small kitchen products and appliances.
  13.25% Senior Subordinated Note due 2011                  $  1,125,000        09/09/03       1,106,835       1,168,070
  Warrant, exercisable until 2011, to purchase
   common stock at $.01 per share (B)                        23,229 shs.        09/09/03          18,869             232
                                                                                            ------------    ------------
                                                                                               1,125,704       1,168,302
                                                                                            ------------    ------------

EVANS CONSOLES, INC.
A designer and manufacturer of consoles and control
center systems.
  Senior Secured Tranche A Floating Rate Note due 2004      $    121,500        O1/21/03         121,500         121,500
  Senior Secured Tranche A Floating Rate Note due
   2006 (B)                                                 $    487,150        03/02/98         487,150          24,358
  8.85% Senior Secured Tranche A Note due 2006 (B)          $    487,150        03/02/98         487,150          24,358
  11.75% Senior Secured Tranche B Note due 2006 (B)         $    350,000        03/02/98         321,449          17,500
  Senior Secured Floating Rate Revolving Credit
   Facility due 2006 (B)                                    $    492,121        03/02/98         492,121          24,606
  Convertible Preferred Stock, convertible on a one share
   for one share basis into non voting common stock (B)     146,536 shs.        01/21/03               1               1
  Limited Partnership Interest of CM Equity Partners (B)      1.21% int.        02/11/98          63,627             --
                                                                                            ------------    ------------
                                                                                               1,972,998         212,323
                                                                                            ------------    ------------

EXAMINATION MANAGEMENT SERVICES, INC.
A national full-service evidence provider to the insurance
industry and a provider of occupational health testing.
  12% Senior Subordinated Note due 2007                     $  1,116,867        03/16/99       1,070,152         922,297
  Limited Partnership Interest (B)                            6.96% int.        03/02/99       1,133,133         679,880
  Warrant, exercisable until 2007, to purchase
   common stock at $.01 per share (B)                        40,888 shs.        03/16/99          93,072             409
                                                                                            ------------    ------------
                                                                                               2,296,357       1,602,586
                                                                                            ------------    ------------

FASTENERS FOR RETAIL, INC.
A designer and marketer of low-cost fasteners for point of
purchase displays and signage in retail environments.
   12.5% Senior Subordinated Note due 2007                  $  1,932,000        12/22/99       1,782,594       1,932,000
   Class B Common Stock (B)                                     318 shs.        12/22/99         318,000       1,116,180
   Warrant, exercisable until 2007, to purchase
    common stock at $.02 per share (B)                          312 shs.        12/22/99         245,034       1,093,786
                                                                                            ------------    ------------
                                                                                               2,345,628       4,141,966
                                                                                            ------------    ------------

--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS
March 31, 2004
(Unaudited)

                                                            Shares, Units,
                                                              Warrants,
                                                            Ownership or     Acquisition
Corporate Restricted Securities (A) (Continued)           Principal Amount      Date            Cost         Fair Value
                                                          ----------------   -----------    ------------    ------------
G C-SUN HOLDINGS, L.P
A value-added national distributor of maintenance, repair
and operating supplies such as fasteners, electrical
components and tools.
   12% Senior Subordinated Note due 2008 (B)                $    920,000        03/02/00    $    774,285    $    690,000
   Warrant, exercisable until 2008, to purchase
    common stock at $.01 per share (B)                          469 shs.        03/02/00         185,220             --
                                                                                            ------------    ------------
                                                                                                 959,505         690,000
                                                                                            ------------    ------------

HAMILTON FUNERAL SERVICES CENTERS, INC.
A privately held owner and operator of funeral homes in
the United States.
   16.5% Senior Subordinated Note due 2007 (B)              $  2,208,026               *       2,147,182         220,803
   Warrant, exercisable until 2007, to purchase
    common stock at $1 per share (B)                         96,421 shs.               *          28,131             --
                                                                                            ------------    ------------
                                                                                               2,175,313         220,803
                                                                                            ------------    ------------

HIGHGATE CAPITAL LLC
An acquirer of controlling or substantial interests in
manufacturing and marketing entities.
   Series A Preferred Units (B)                               0.30% int.        07/21/94          99,577           4,752
                                                                                            ------------    ------------

HUSSEY SEATING CORPORATION
A manufacturer of spectator seating products.
   Senior Secured Floating Rate Revolving Note due 2006     $    379,643        06/12/96         379,643         379,643
   Senior Secured Floating Rate Note due 2006               $    289,688              **         289,688         289,688
   12% Senior Subordinated Note due 2006                    $    675,000        03/31/03         675,000         677,675
   Warrant, exercisable until 2006, to purchase
    common stock at $.01 per share (B)                        2,860 shs.             ***         112,500         420,077
                                                                                            ------------    ------------
                                                                                               1,456,831       1,767,083
                                                                                            ------------    ------------

INTEGRATION TECHNOLOGY SYSTEMS, INC.
A manufacturer of steel protective computer and network
systems for the industrial and office environments.
   11% Senior Secured Note due 2007                         $    732,111        06/01/00         732,111         687,908
   13% Senior Secured Note due 2007                         $    186,617        02/28/03         186,617         175,669
   Common Stock (B)                                             130 shs.        06/01/00         149,500          74,750
                                                                                            ------------    ------------
                                                                                               1,068,228         938,327
                                                                                            ------------    ------------

JASON, INC.
A diversified manufacturing company serving various
industrial markets.
   13% Senior Subordinated Note due 2008                    $    510,187        08/04/00         467,206         466,230
   14% Cumulative Redeemable Preferred Stock Series A(B)        153 shs.        08/04/00         153,119         137,731
   Limited Partnership Interest of
    Saw Mill Capital Fund II, L.P (B)                         1.30% int.        08/03/00         469,298         234,663
   Warrants, exercisable until 2008 and 2009, to purchase
    common stock at $.01 per share (B)                       26,931 shs.        08/04/00          61,101             269
                                                                                            ------------    ------------
                                                                                               1,150,724         838,893
                                                                                            ------------    ------------

  *01/25/99 and 07/16/99.
 **06/12/96 and 08/03/01.
***06/12/96 and 01/19/00.
--------------------------------------------------------------------------------
12

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS
March 31, 2004
(Unaudited)

                                                            Shares, Units,
                                                              Warrants,
                                                            Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)           Principal Amount      Date            Cost         Fair Value
                                                          ----------------   -----------    ------------    ------------
KEEPSAKE QUILTING, INC.
A seller of quilting fabrics, books, patterns,
kits and notions to consumers.
   Senior Secured  Floating Rate Revolving  Note due 2005   $     52,418        06/16/00    $     52,418    $     52,271
   Senior Secured  Floating Rate Tranche A Note due 2007    $    479,627        06/16/00         479,627         474,486
   12% Senior Secured  Tranche B Note due 2008              $    314,509        06/16/00         297,383         327,089
   Limited Partnership Interest of
    Riverside XVI Holding Company, L.P (B)                    3.02% int.        06/12/00         190,563         171,504
   Warrant, exercisable until 2008, to purchase
    common stock at $.01 per share (B)                          633 shs.        06/12/00          26,209          18,179
                                                                                            ------------    ------------
                                                                                               1,046,200       1,043,529
                                                                                            ------------    ------------

KELE AND ASSOCIATES, INC.
A distributor of building automation control products.
   12% Senior Subordinated Note due 2012                    $    969,643        02/27/04         876,769         972,112
   Preferred Stock Class A(B)                                    12 shs.        02/27/04         237,794         255,994
   Common Stock (B)                                               6 shs.        02/27/04           6,814           6,133
   Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                            6 shs.        02/27/04           4,124             --
                                                                                            ------------    ------------
                                                                                               1,125,501       1,234,239
                                                                                            ------------    ------------

KENAN-ADVANTAGE TRANSPORT COMPANY
A transporter of light petroleum, petrochemicals,
lubricants and residual fuels.
   12.5% Senior Subordinated Note due 2009                  $    962,170        04/30/01         962,170         972,640
   Preferred Stock (B)                                          163 shs.        04/30/01         163,000         326,000
   Warrant, exercisable until 2009, to purchase
    common stock at $.01 per share (B)                          142 shs.        04/30/01               7               1
                                                                                            ------------    ------------
                                                                                               1,125,177       1,298,641
                                                                                            ------------    ------------

LANCASTER LABORATORIES, INC.
A laboratory testing operation in the United States.
   12% Senior Subordinated Note due 2007                    $    883,929        09/25/00         765,624         901,608
   Common Stock (B)                                         241,071 shs.        09/25/00         241,071         216,964
   Warrant, exercisable until 2007, to purchase common
   stock at $.01 per share (B)                              214,668 shs.        09/25/00         184,420           2,147
                                                                                            ------------    ------------
                                                                                               1,191,115       1,120,719
                                                                                            ------------    ------------

LIH INVESTORS, L.P
A manufacturer and marketer of a broad line of
external accessories for new and used sport utility
vehicles, trucks and vans.
   12.5% Senior Subordinated Note due 2008                  $  2,036,000               *       1,819,335       2,040,664
   Common Stock (B)                                           3,057 shs.               *         213,998         106,995
   Warrant, exercisable until 2006, to purchase
    common stock at $.11 per share (B)                        8,245 shs.               *         318,838         288,575
                                                                                            ------------    ------------
                                                                                               2,352,171       2,436,234
                                                                                            ------------    ------------

MEDASSIST, INC.
A provider of patient eligibility and accounts
receivable management services to hospitals and
physician practices.
   12% Senior Subordinated Note due 2011                    $  1,125,000        05/01/03       1,104,964       1,147,371
   Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                       44,054 shs.        05/01/03          21,534             441
                                                                                            ------------    ------------
                                                                                               1,126,498       1,147,812
                                                                                            ------------    ------------

*12/23/98 and 01/28/99.
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS
March 31, 2004
(Unaudited)

                                                            Shares, Units,
                                                              Warrants,
                                                            Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)           Principal Amount      Date            Cost         Fair Value
                                                          ----------------   -----------    ------------    ------------
MOSS, INC.
A manufacturer and distributor of large display and
exhibit structures.
   Senior Secured Floating Rate Revolving Note due 2005     $     18,970        09/21/00    $     18,970    $     17,073
   Senior Secured Floating Rate Tranche A Note due 2007     $    634,260        09/21/00         634,260         570,834
   12% Senior Secured Tranche B Note due 2008               $    240,250        09/21/00         224,340         216,225
   Limited Partnership Interest of
    Riverside Capital Appreciation Fund I, L.P (B)            4.27% int.               *         178,069          89,030
   Warrant, exercisable until 2008, to purchase
    common stock at $100 per share (B)                          264 shs.        09/21/00          23,064               3
                                                                                            ------------    ------------
                                                                                               1,078,703         893,165
                                                                                            ------------    ------------

MUSTANG VENTURES COMPANY
A natural gas gathering and processing operation
located in Oklahoma and Texas.
   11.5% Subordinated Note due 2011                         $    300,000        12/11/02         250,558         313,511
   8.5% Redeemable Preferred Stock                           82,500 shs.        12/11/02         586,634         604,939
   Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                        9,752 shs.        12/11/02         293,050         230,537
                                                                                            ------------    ------------
                                                                                               1,130,242       1,148,987
                                                                                            ------------    ------------

NEFF MOTIVATION, INC.
A manufacturer and distributor of customized awards and
sportswear to schools.
   12.5% Senior Subordinated Note due 2011                  $    562,500        01/31/03         474,012         576,470
   Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                          112 shs.        01/31/03          95,625               1
                                                                                            ------------    ------------
                                                                                                 569,637         576,471
                                                                                            ------------    ------------

NONNI'S FOOD COMPANY
A producer and distributor of premium biscotti and bagel
chips in North America.
   12.25% Senior Subordinated Note due 2012                 $    986,538        03/29/04         982,661         986,538
   10% Preferred Stock                                          135 shs.        03/29/04         135,044         133,155
   Common Stock (B)                                           3,418 shs.        03/29/04           3,418           3,076
   Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                        4,565 shs.        03/29/04           3,877              46
                                                                                            ------------    ------------
                                                                                               1,125,000       1,122,815
                                                                                            ------------    ------------

NPC, INC.
A manufacturer of flexible connectors and equipment used
in the installation of sewers and storm drain pipelines.
   Senior Secured Floating Rate Revolving Note due 2006     $    236,675        06/25/99         236,675         228,401
   Senior Secured Floating Rate Note due 2006               $  1,233,051        06/25/99       1,233,024       1,188,690
   12% Senior Secured Tranche B Note due 2007               $    559,322        06/25/99         514,571         556,334
   Limited Partnership Interest of Riverside IHII
    Holding Company L.P (B)                                   1.93% int.        06/11/99         169,648         126,536
   Warrant, exercisable until 2007, to purchase
    common stock at $.01 per share (B)                          115 shs.        06/25/99          81,356               1
                                                                                            ------------    ------------
                                                                                               2,235,274       2,099,962
                                                                                            ------------    ------------

*09/20/00 and 05/23/02.
--------------------------------------------------------------------------------
14

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS
March 31, 2004
(Unaudited)

                                                            Shares, Units,
                                                              Warrants,
                                                            Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)           Principal Amount      Date            Cost         Fair Value
                                                          ----------------   -----------    ------------    ------------
NYLONCRAFT, INC.
A supplier of engineered plastic components for the
automotive industry.
   9% Senior Secured Note due 2009                          $    464,286        01/28/02    $    464,286    $    486,717
   11.5% Senior Subordinated Note due 2012                  $    857,143        01/28/02         776,798         904,236
   Common Stock (B)                                         178,571 shs.        01/28/02         178,571         180,000
   Warrant, exercisable until 2012, to purchase common
    stock at $.01 per share (B)                             138,928 shs.        01/28/02          92,597         138,789
                                                                                            ------------    ------------
                                                                                               1,512,252       1,709,742
                                                                                            ------------    ------------

OLYMPIC SALES, INC.
A boat retailer in Washington state, Oregon, California
and British Columbia.
   12% Senior Subordinated Note due 2006                    $  1,387,000        08/07/98       1,323,183       1,240,824
   12% Senior Subordinated Note due 2008                    $    244,154        02/09/00         226,103         203,664
   Limited Partnership Interest of Riverside VIII,
    VIII-A and VIII-B Holding Company, L.P (B)              795,964 shs.               *         808,254         415,320
   Warrants, exercisable until 2007 and 2008, to
    purchase common stock at $.01 per share (B)              15,166 shs.              **         206,041             152
                                                                                            ------------    ------------
                                                                                               2,563,581       1,859,960
                                                                                            -------------   ------------

PACIFIC COAST FEATHER COMPANY
A manufacturer and marketer of natural fill and
synthetic fill bed pillows and comforters.
   15.5% Senior Subordinated Note due 2004                  $    583,333        06/27/97         583,333         583,333
                                                                                            ------------    ------------


PARADIGM PACKAGING, INC.
A manufacturer of plastic bottles and closures for the
nutritional, pharmaceutical, personal care and food
packaging markets.
   12% Senior Subordinated Note due 2008                    $  1,125,000        12/19/00       1,024,048       1,147,500
   Membership Interests of MM/Lincap
    PPI Investments, Inc., LLC (B)                            1.28% int.        12/21/00         140,625         140,625
                                                                                            ------------    ------------
                                                                                               1,164,673       1,288,125
                                                                                            ------------    ------------

PHARMACEUTICAL BUYERS, INC.
A group purchasing organization which specializes in
arranging and negotiating contracts for the purchase of
pharmaceutical goods and medical equipment.
   10.5% Senior Secured Note due 2005                       $     17,277        11/30/95          17,277          18,114
   10.5% Senior Secured Convertible Note
    due 2005, convertible into common stock
    at $50,000 per share                                    $     97,500        11/30/95          97,500         151,934
   Common Stock                                                   3 shs.        11/30/95         169,000         239,405
                                                                                            ------------    ------------
                                                                                                 283,777         409,453
                                                                                            ------------    ------------
P H I HOLDING COMPANY
A retailer of mid-priced gift items, home and
garden decor, accessories and other similar
consumer products.
   12.5% Senior Subordinated Note due 2010                  $  1,125,000        10/25/02         979,520       1,170,000
   Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                          186 shs.        10/25/02         157,102               2
                                                                                            ------------    ------------
                                                                                               1,136,622       1,170,002
                                                                                            ------------    ------------

 *08/07/98, 02/23/99, 12/22/99 and 02/25/03.
**08/07/98 and 02/29/00.
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS
March 31, 2004
(Unaudited)

                                                            Shares, Units,
                                                              Warrants,
                                                            Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)           Principal Amount      Date            Cost         Fair Value
                                                          ----------------   -----------    ------------    ------------
POLYMER TECHNOLOGIES, INC./POLI-TWINE WESTERN, INC.
A manufacturer of polypropylene twine for the hay
bailing marketplace.
   8% Senior Subordinated Note due 2010 (B)                 $    393,750        09/27/02    $    393,735    $    118,125
                                                                                            ------------    ------------

PRECISION DYNAMICS, INC.
A manufacturer of custom-designed solenoid valves and
controls.
   Senior Secured Floating Rate Revolving Credit
    Facility due 2004                                       $    366,750        07/22/96         366,750         366,750
   Senior Secured Floating Rate Term Note
    due 2004                                                $    525,675        07/22/96         525,675         525,675
   12% Senior Secured Term Note due 2004                    $    163,000        07/22/96         158,038         163,000
   8% Preferred Stock (B)                                       187 shs.        07/22/96         115,982          57,948
   Common Stock (B)                                             299 shs.        07/22/96          14,489           7,244
   Warrant, exercisable until 2004, to purchase
    common stock at $.01 per share (B)                          162 shs.        07/22/96          49,000               2
                                                                                            ------------    ------------
                                                                                               1,229,934       1,120,619
                                                                                            ------------    ------------

PROCESS CHEMYCALS LLC
A specialty chemical company that manufactures
processed chemicals for the fertilizer, asphalt and concrete industries.
   Common Membership Interests                                4,932 uts.               *               4             --
                                                                                            ------------    ------------

PROGRESSIVE SOFTWARE HOLDING, INC.
A designer and manufacturer of point-of-sale monitors and
keyboards used by retailers and restaurants.
   Common Stock (B)                                         364,973 shs.        07/09/02       1,749,998           6,570
                                                                                            ------------    ------------

PROTEIN GENETICS, INC.
A producer of bovine artificial insemination products,
related breeding and healthcare products and specialty
genetics sold to the dairy and beef industries.
   9.8% Redeemable Exchangeable Preferred Stock (B)             332 shs.        08/12/94          33,217             --
   Common Stock (B)                                             867 shs.              **          42,365             --
                                                                                            ------------    ------------
                                                                                                  75,582             --
                                                                                            ------------    ------------

PW EAGLE, INC. - O.T.C.
An extruder of small and medium diameter plastic pipe
and tubing in the United States.
   16% Senior Subordinated Note due 2007                    $  1,841,221        09/16/99       1,839,666       1,288,855
   Warrant, exercisable until 2007, to purchase
    common stock at $.01 per share (B)                      101,505 shs.        09/16/99               1         204,076
                                                                                            ------------    ------------
                                                                                               1,839,667       1,492,931
                                                                                            ------------    ------------

 *07/31/97 and 01/04/99.
**11/14/01 and 08/12/94.
--------------------------------------------------------------------------------
16

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS
March 31, 2004
(Unaudited)

                                                            Shares, Units,
                                                              Warrants,
                                                            Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)           Principal Amount      Date            Cost         Fair Value
                                                          ----------------   -----------    ------------    ------------
ROTO-ROOTER, INC.
An operator in the residential and commercial repair-
and-maintenance service industry through two wholly
owned subsidiaries, Roto-Rooter and Service America.
   8.75% Senior Note due 2011                               $    600,000        02/24/04    $    600,000    $    594,162
   Common Stock (B)                                          10,500 shs.        02/24/04         525,000         477,698
                                                                                            ------------    ------------
                                                                                               1,125,000       1,071,860
                                                                                            ------------    ------------

ROYAL BATHS MANUFACTURING COMPANY
A manufacturer and distributor of acrylic and
cultured marble bathroom products.
   12.5% Senior Subordinated Note due 2011                  $    562,500        11/14/03         498,746         572,631
   Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                           74 shs.        11/14/03          65,089               1
                                                                                            ------------    ------------
                                                                                                 563,835         572,632
                                                                                            ------------    ------------

SABEX 2002, INC.
A Canadian specialty pharmaceutical company which
manufactures and distributes generic injectable
drugs and eye products.
   12% Senior Subordinated Note due 2009                    $  1,125,000        04/19/02       1,065,971       1,170,000
   Warrant, exercisable until 2009, to purchase
    common stock at $.01 per share (B)                       27,046 shs.        04/19/02          73,086         304,754
                                                                                            ------------    ------------
                                                                                               1,139,057       1,474,754
                                                                                            ------------    ------------

SAFETY SPEED CUT MANUFACTURING COMPANY, INC.
A manufacturer of vertical panel saws and routers for
the wood working industry.
   Senior Secured Floating Rate Revolving Note due 2006     $    161,522        05/O1/03         161,522         165,101
   Senior Secured Floating Rate Tranche A Note due 2007     $    928,753        06/02/99         928,753         928,752
   12% Senior Secured Tranche B Note due 2007               $    646,089        06/02/99         646,089         646,089
   Class B Common Stock (B)                                     846 shs.        06/02/99         146,456         264,900
                                                                                            ------------    ------------
                                                                                               1,882,820       2,004,842
                                                                                            ------------    ------------

SELIG ACQUISITION CORPORATION
A manufacturer of container sealing materials for
bottles used in consumer products.
   12% Senior Subordinated Note due 2009                    $  1,125,000        06/13/02       1,045,315       1,156,500
   Warrant, exercisable until 2009, to purchase
    common stock at $.01 per share (B)                        1,064 shs.        06/13/02          96,365         134,614
                                                                                            ------------    ------------
                                                                                               1,141,680       1,291,114
                                                                                            ------------    ------------
SHELTER ACQUISITION, INC.
A distributor of roofing supplies and products
throughout the Midwest.
   12.5% Senior Subordinated Note due 2008                  $    803,571        08/01/02         710,941         817,322
   Common Stock (B)                                         401,786 shs.               *         401,786         361,607
   Warrant, exercisable until 2009, to purchase
    common stock at $.01 per share (B)                      139,470 shs.        08/01/02         114,589           1,395
                                                                                            ------------    ------------
                                                                                               1,227,316       1,180,324
                                                                                            ------------    ------------

*08/01/02 and 01/17/03.
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS
March 31, 2004
(Unaudited)

                                                            Shares, Units,
                                                              Warrants,
                                                            Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)           Principal Amount      Date            Cost         Fair Value
                                                          ----------------   -----------    ------------    ------------
SNYDER INDUSTRIES, INC.
A manufacturer of proprietary rotationally molded
polyethylene containers.
   12.25% Senior Subordinated Note due 2007                 $  2,250,000        12/06/99    $  2,082,884    $  2,272,500
   Warrant, exercisable until 2007, to purchase
    common stock at $.01 per share (B)                          369 shs.        12/06/99         306,818          55,566
                                                                                            ------------    ------------
                                                                                               2,389,702       2,328,066
                                                                                            ------------    ------------

SPECIALTY FOODS GROUP, INC.
A manufacturer and distributor of branded meat products.
   Limited Partnership Interest of MHD Holdings LLC (B)       0.76% int.        08/29/00         278,907         195,235
                                                                                            ------------    ------------


STRATEGIC EQUIPMENT & SUPPLY CORP., INC.
A provider of kitchen and restaurant design, equipment
fabrication and installation services.
   12% Senior Subordinated Note due 2008                    $  2,250,000        01/14/00       2,011,692       2,242,644
   Warrant, exercisable until 2008, to purchase
    common stock at $.01 per share (B)                       61,862 shs.        01/14/00         382,501             --
                                                                                            ------------    ------------
                                                                                               2,394,193
                                                                                            ------------    ------------

SYNVENTIVE EQUITY LLC
A manufacturer of hot runner systems used in the
plastic injection molding process.
   12% Senior Subordinated Note due 2007                    $    975,000        08/21/03         934,853       1,004,250
   Limited Partnership Interest (B)                           0.32% int.        08/20/03         150,000         135,000
   Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                       45,942 shs.        08/21/03          28,876             459
                                                                                            ------------    ------------
                                                                                               1,113,729       1,139,709
                                                                                            ------------    ------------

THE TRANZONIC COMPANIES
A producer of commercial and industrial supplies,
such as safety products, janitorial supplies, work
apparel, washroom and restroom supplies and sanitary
care products.
   13% Senior Subordinated Note due 2009                    $  1,356,000        02/05/98       1,233,819       1,356,000
   Common Stock (B)                                             315 shs.        02/04/98         315,000         285,428
   Warrant, exercisable until 2006, to purchase
    common stock at $.01 per share (B)                          222 shs.        02/05/98         184,416         201,157
                                                                                            ------------    ------------
                                                                                               1,733,235       1,842,585
                                                                                            ------------    ------------

TIDEWATER HOLDINGS, INC.
An operator of a barge transportation line on the
Columbia/Snake River system.
   17% Preferred Stock (B)                                      280 shs.        12/23/02         280,000         266,000
   Convertible Preferred Stock, convertible into
    common stock at $1,000 per share (B)                        560 shs.        07/25/96         560,000         448,000
   Warrant, exercisable until 2008, to purchase
    common stock at $.01 per share (B)                          237 shs.        07/25/96          24,103         189,504
                                                                                            ------------    ------------
                                                                                                 864,103         903,504
                                                                                            ------------    ------------

--------------------------------------------------------------------------------
18

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS
March 31, 2004
(Unaudited)

                                                            Shares, Units,
                                                              Warrants,
                                                            Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)           Principal Amount      Date            Cost         Fair Value
                                                          ----------------   -----------    ------------    ------------
TINNERMAN-PALNUT ENGINEERED COMPONENTS
A manufacturer of precision engineered metal and plastic
fasteners and assembly components.
   12.75% Senior Subordinated Note due 2008                 $    595,588        12/06/01    $    457,312    $    601,544
   Class B Unit (B)                                          52,941 uts.        12/06/01          38,928          35,035
   Class C Unit (B)                                          92,184 uts.        12/06/01          67,782          61,005
                                                                                            ------------    ------------
                                                                                                 564,022         697,584
                                                                                            ------------    ------------

TOMAH HOLDINGS, INC.
A manufacturer of specialty chemicals.
   16% Senior Subordinated Note due 2011                    $    750,000        12/08/03         722,631         745,580
   16% Preferred Stock Series A (B)                              20 shs.        12/08/03         334,393         332,432
   Common Stock (B)                                           2,789 shs.        12/08/03          69,602          62,641
                                                                                            ------------    ------------
                                                                                               1,126,626       1,140,653
                                                                                            ------------    ------------

TRONAIR, INC.
A designer, engineer and manufacturer of ground
support equipment for the business, commuter and
commercial aviation markets.
   10.5% Senior Secured Term Note due 2008                  $    902,572        01/20/00         902,572         891,357
   12% Senior Subordinated Note due 2010                    $    758,100        01/20/00         718,185         737,710
   Common Stock (B)                                         129,960 shs.        01/20/00         129,960         103,968
   Warrant, exercisable until 2010, to purchase
    common stock at $1 per share (B)                        148,912 shs.        01/20/00          56,316           1,489
                                                                                            ------------    ------------
                                                                                               1,807,033       1,734,524
                                                                                            ------------    ------------
TRUSTILE DOORS, INC.
A manufacturer and distributor of interior doors.
   12.5% Senior Subordinated Note due 2010                  $    562,500        04/11/03         516,447         565,326
   Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                        3,060 shs.        04/11/03          50,625              31
                                                                                            ------------    ------------
                                                                                                 567,072         565,357
                                                                                            ------------    ------------
TVI, INC.
A retailer of used clothing m the United States, Canada
and Australia.
   15.971% Senior Subordinated Note due 2008                $  1,117,159        05/02/00       1,086,042       1,127,213
   Common Stock (B)                                         187,500 shs.        05/02/00         187,500         219,375
                                                                                            ------------    ------------
                                                                                               1,273,542       1,346,588
                                                                                            ------------    ------------

U S M HOLDINGS CORP.
A provider of facility maintenance services to retail
and corporate clients with multiple locations.
   12% Senior Subordinated Note due 2011                    $    947,368        08/06/03         796,505         959,815
   Freferred Stock (B)                                        1,771 shs.        08/06/03         177,086         159,387
   Common Stock (B)                                             546 shs.        08/06/03             546             491
   Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                          502 shs.        08/06/03         157,869               5
                                                                                            ------------    ------------
VICTORY VENTURES LLC                                                                           1,132,006       1,119,698
An acquirer of controlling or substantial interests                                         ------------    ------------
in other entities.
   Series A Preferred Units (B)                               0.03% int.        12/02/96               1               2
                                                                                            ------------    ------------

--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS
March 31, 2004
(Unaudited)

                                                            Shares, Units,
                                                              Warrants,
                                                            Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)           Principal Amount      Date            Cost         Fair Value
                                                          ----------------   -----------    ------------    ------------
VITEX PACKAGING, INC.
A manufacturer of specialty packaging, primarily
envelopes and tags used on tea bags.
   12% Senior Subordinated Note due 2008                    $  1,082,787        12/18/00    $  1,019,585    $  1,082,787
   Limited Partnership Interest of Riverside VI
    Holding Company L.P (B)                                   2.73% int.               *         198,563         255,669
   Limited Partnership Interest of Riverside
    Capital Appreciation Fund II L.P (B)                      0.91% int.        12/18/00          42,213          54,370
   Warrant, exercisable until 2008, to purchase
    common stock at $.01 per share (B)                          160 shs.              **         123,166          97,927
                                                                                            ------------    ------------
                                                                                               1,383,527       1,490,753
                                                                                            ------------    ------------

WASHINGTON INVENTORY SERVICES, INC.
A provider of physical inventory taking and other
related services to retailers.
   12.5% Senior Subordinated Note due 2008                  $    871,878        11/03/00         853,596         881,155
   Senior Preferred Stock (B)                                 2,484 shs.        11/O1/00         248,379         238,612
   Class B Common Stock (B)                                   4,743 shs.        11/O1/00           4,743           4,269
   Warrant, exercisable until 2008, to purchase
    common stock at $.01 per share (B)                        2,107 shs.        11/03/00          26,367              21
                                                                                            ------------    ------------
                                                                                               1,133,085       1,124,057
                                                                                            ------------    ------------

WEASLER HOLDINGS LLC
A manufacturer of mechanical power transmission
components for the agricultural, lawn and turf
industries.
   13.25% Senior Subordinated Note due 2010                 $  1,071,428        02/04/03         969,393       1,103,570
   Limited Partnership Interest (B)                           0.82% int.        02/03/03          53,570          42,856
   Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                          136 shs.        02/04/03         111,086               1
                                                                                            ------------    ------------
                                                                                               1,134,049       1,146,427
                                                                                            ------------    ------------

W E C COMPANY, INC.
A maker of attachments for prime moving equipment.
    Common Stock (B)                                          5,567 shs.        12/31/01         750,000         149,994
                                                                                            ------------    ------------

WICOR AMERICAS, INC.
A manufacturer of cellulose based insulation products,
systems and services for electrical transformer
equipment manufacturers.
   20% Senior Subordinated Secured Note due 2009            $  1,289,023        11/09/01       1,287,177       1,210,677
                                                                                            ------------    ------------

   TOTAL PRIVATE PLACEMENT INVESTMENTS                                                      $ 93,351,406    $ 84,671,960
                                                                                            ------------    ------------

 * 12/30/97 and 09/09/99.
** Ol/02/98 and 12/18/00.
--------------------------------------------------------------------------------
20

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS
March 31, 2004
(Unaudited)

                                                         Interest       Due         Shares or
                                                           Rate         Date     Principal Amount       Cost          Fair Value
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)           -------     --------   ----------------   ------------     ------------
RULE 144A SECURITIES - 9.26% : (A)

BONDS - 7.95%
   A E S Corporation                                       9.000%     05/15/15     $    175,000     $    175,000     $    193,156
   Cablevision Systems Corporation                         5.670      04/01/09          450,000          450,000          450,000
   Chesapeake Energy Corporation                           6.875      01/15/16          250,000          247,442          262,500
   Cuddy International Corporation (B)                    10.750      12/01/07          178,141          175,077              --
   General Nutrition Center                                8.500      12/01/10          425,000          425,000          446,250
   IMAX Corporation                                        9.625      12/01/10          250,000          250,000          260,000
   Interactive Health LLC                                  7.250      04/01/11          500,000          402,235          405,000
   Koppers, Inc.                                           9.875      10/15/13          250,000          250,000          275,000
   Mail-Well, Inc.                                         7.875      12/01/13          550,000          550,000          519,750
   Metaldyne Corporation                                  10.000      11/01/13          165,000          165,000          163,350
   Nalco Company                                           7.750      11/15/11          250,000          250,000          261,250
   North American Energy Partners                          8.750      12/01/11          200,000          200,000          200,000
   O E D Corp/Diamond Jo Company Guarantee                 8.750      04/15/12          500,000          492,980          493,750
   Pinnacle Food Holding                                   8.250      12/01/13          225,000          225,000          239,063
   Pliant Corporation                                      0.000      06/15/09          375,000          279,789          300,000
   Quintiles Transnational Corporation                    10.000      10/01/13          250,000          250,000          260,000
   Rhodia SA                                               8.875      06/01/11          250,000          245,000          208,750
   River Rock Entertainment                                9.750      11/01/11          150,000          147,977          162,000
   Sheridan Acquisition Corporation                       10.250      08/15/11          300,000          296,001          321,375
   TCW Leveraged Income Trust, L.P (B)                     8.410      06/30/04        1,500,000        1,500,000          132,900
   Tekni-Plex, Inc.                                        8.750      11/15/13          800,000          800,000          796,000
   Telex Communications, Inc.                             11.500      10/15/08          250,000          250,000          267,500
   United Rentals, Inc.                                    7.750      11/15/13          325,000          325,000          316,875
   United Rentals, Inc.                                    7.000      02/15/14          500,000          500,000          470,000
   Vought Aircraft Industries                              8.000      07/15/11          425,000          427,990          439,875
                                                                                   ------------     ------------     ------------
       TOTAL BONDS                                                                 $  9,493,141        9,279,491        7,844,344
                                                                                   ============     ------------     ------------

CONVERTIBLE BONDS -1.26%
   Advanced Micro Devices, Inc.                            4.750%     02/01/22     $    250,000     $    198,725     $    265,000
   Centerpoint Energy, Inc.                                3.750      05/15/23          175,000          175,000          201,031
   Cymer, Inc.                                             3.500      02/15/09          450,000          450,000          473,625
   F E I Company                                           5.500      08/15/08           60,000           60,000           61,050
   Invitrogen Corporation                                  2.250      12/15/06          225,000          225,000          243,000
                                                                                   ------------     ------------     ------------
       TOTAL CONVERTIBLE BONDS                                                     $  1,160,000        1,108,725        1,243,706
                                                                                   ============     ============     ============

CONVERTIBLE PREFERRED STOCKS - 0.05%
   D T Industries, Inc. (B)                                                              10,000     $    500,000     $     50,000
                                                                                                    ------------     ------------
       TOTAL CONVERTIBLE PREFERRED STOCKS                                                                500,000           50,000
                                                                                                    ------------     ------------


WARRANTS - 0.00%
   Winsloew Escrow Corporation (B)
                                                                                            700     $          7     $          7
                                                                                                    ------------     ------------
       TOTAL WARRANTS                                                                                          7                7
                                                                                                    ------------     ------------

TOTAL RULE 144A SECURITIES                                                                            10,888,223        9,138,057
                                                                                                    ------------     ------------

TOTAL CORPORATE RESTRICTED SECURITIES                                                               $104,239,629     $ 93,810,017
                                                                                                    ------------     ------------

--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS
March 31, 2004
(Unaudited)

                                                         Interest       Due
                                                           Rate         Date     Principal Amount       Cost         Market Value
CORPORATE PUBLIC SECURITIES - 15.95% : (A)                -------     --------   ----------------   ------------     ------------
BONDS -12.52%
   A E P Industries, Inc.                                  9.875%     11/15/07     $    150,000     $    142,875     $    154,875
   Activant Solutions, Inc.                               10.500      06/15/11          200,000          197,384          209,000
   Airplanes Pass Thru Trust (B)                           8.150      03/15/19        1,399,350        1,398,113          111,948
   American Media Operation, Inc.                          8.875      01/15/11          175,000          175,000          173,687
   Bausch & Lomb, Inc.                                     6.950      11/15/07          250,000          260,888          276,477
   C S C Holdings, Inc.                                    7.625      04/01/11          250,000          251,188          263,750
   Cincinnati Bell, Inc.                                   8.375      01/15/14           50,000           50,000           49,000
   Del Monte Corporation                                   8.625      12/15/12          200,000          200,000          225,000
   Dollar Financial Group                                  9.750      11/15/11          325,000          325,000          352,625
   Dominos, Inc.                                           8.250      07/01/11          150,000          148,917          161,625
   Esterline Technologies                                  7.750      06/15/13          175,000          175,000          186,375
   Flextronics International Ltd.                          6.500      05/15/13          250,000          250,000          263,125
   G F S I, Inc.                                           9.625      03/01/07          250,000          216,449          242,500
   Gencorp, Inc.                                           9.500      08/15/13          200,000          200,000          218,500
   Hexcel Corporation                                      9.750      01/15/09          340,000          340,000          353,600
   Host Marriott L.P                                       8.375      02/15/06          250,000          259,765          266,875
   Huntsman LLC                                           11.625      10/15/10          250,000          247,038          262,500
   Intrawest Corporation                                   7.500      10/15/13          250,000          250,000          258,125
   Leucadia National Corporation                           7.000      08/15/13          350,000          357,669          362,250
   Lodgenet Entertainment Co.                              9.500      06/15/13          375,000          375,000          416,250
   Lyondell Chemical Co.                                   9.500      12/15/08          200,000          190,000          204,500
   M G M Mirage, Inc.                                      6.000      10/01/09          250,000          251,177          262,500
   M S X International, Inc.                              11.000      10/15/07          175,000          173,502          168,219
   Majestic Star Casino LLC                                9.500      10/15/10          250,000          250,000          263,750
   Manitowoc Company, Inc.                                 7.125      11/01/13          100,000          100,000          106,500
   Neff Corporation                                       10.250      06/01/08           90,000           89,000           63,000
   Nextel Communications Corporation                       7.375      08/01/15          200,000          196,000          216,500
   Northwest Airlines Corporation                          8.970      01/02/15          714,523          714,523          543,988
   Numatics, Inc.                                          9.625      04/01/08          375,000          377,037          311,250
   Offshore Logistics, Inc.                                6.125      06/15/13          350,000          350,000          348,250
   Rayovac Corporation                                     8.500      10/01/13          175,000          175,000          188,562
   Rent-A-Center, Inc.                                     7.500      05/01/10          250,000          250,000          265,000
   Rent-Way, Inc.                                         11.875      06/15/10          200,000          196,504          224,000
   S P X Corporation                                       6.250      06/15/11          250,000          250,000          258,750
   Service Corp International                              6.000      12/15/05          250,000          251,975          260,625
   Sports Club Co.                                        11.375      03/15/06          200,000          194,000          188,000
   Steelcase, Inc.                                         6.375      11/15/06          250,000          256,330          263,173
   Tekni-Plex, Inc.                                       12.750      06/15/10          250,000          246,250          261,875
   Tenet Healthcare Corporation                            6.375      12/01/11          250,000          241,250          216,250
   Tenneco Automotive, Inc.                               10.250      07/15/13          250,000          250,000          287,500
   Triton P C S, Inc.                                      8.500      06/01/13          500,000          500,000          532,500
   Tyco International Group SA                             6.375      10/15/11          150,000          148,500          164,067
   United Refining Co.                                    10.750      06/15/07          595,000          595,000          559,300
   United Rentals, Inc.                                    9.000      04/01/09          150,000          147,000          157,275
   Von Hoffman Press, Inc.                                10.250      03/15/09          175,000          184,434          182,656
   Williams Companies, Inc.                                8.625      06/01/10          475,000          475,000          522,500
   Williams Scotsman, Inc.                                 9.875      06/01/07          250,000          246,250          250,000
   Winsloew Furniture, Inc.                               12.750      08/15/07          350,000          342,017          280,000
                                                                                   ------------     ------------     ------------
       TOTAL BONDS                                                                 $ 13,513,873       13,461,035       12,358,577
                                                                                   ============     ------------     ------------

--------------------------------------------------------------------------------
22

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS
March 31, 2004
(Unaudited)

                                                         Interest       Due         Shares or
                                                           Rate         Date     Principal Amount       Cost         Market Value
CORPORATE PUBLIC SECURITIES (A) (CONTINUED)               -------     --------   ----------------   ------------     ------------
COMMON STOCK - 2.37%
   Convera Corporation (B)                                                               21,050     $    771,152     $     74,727
   D T Industries, Inc. (B)                                                              89,438          584,047           16,099
   Distributed Energy Systems                                                            14,000          177,078           46,480
   EOS International, Inc. (B)                                                           39,375          438,156           23,231
   H C I Direct, Inc. (B)                                                                   500              --               --
   I T C/Deltacom, Inc. (B)                                                              11,750          227,950           77,315
   Rent-Way, Inc. (B)                                                                    46,432          458,123          408,602
   Transmontaigne, Inc. (B)                                                             277,771          909,179        1,694,403
                                                                                                    ------------     ------------
        TOTAL COMMON STOCK                                                                             3,565,685        2,340,857
                                                                                                    ------------     ------------


CONVERTIBLE BONDS -1.06%
   Duke Energy Corporation                                 1.750%     05/15/23     $    250,000     $    250,000     $    269,063
   F E I Company                                           5.500      08/15/08          175,000          157,062          178,062
   Mediacom Communications Corporation                     5.250      07/01/06          250,000          250,000          243,125
   S C I Systems, Inc.                                     3.000      03/15/07          250,000          213,931          239,376
   TriQuint Semiconductor, Inc.                            4.000      03/O1/07          120,000           89,836          119,550
                                                                                   ------------     ------------     ------------
        TOTAL CONVERTIBLE BONDS                                                    $  1,045,000          960,829        1,049,176
                                                                                   ============     ------------     ------------

        TOTAL CORPORATE PUBLIC SECURITIES                                                           $ 17,987,549     $ 15,748,610
                                                                                                    ------------     ------------

                                                         Interest       Due
                                                        Rate/Yield      Date     Principal Amount       Cost         Market Value
SHORT-TERM SECURITIES:                                  ----------    --------   ----------------   ------------     ------------

COMMERCIAL PAPER - 9.43 %
   Baxter International, Inc.                              1.070%     04/O1/04     $  1,530,000      $ 1,529,409     $  1,529,409
   Campbell Soup Co.                                       1.050      04/02/04          840,000          839,975          839,975
   Cox Communications, Inc.                                1.070      04/05/04        1,815,000        1,814,784        1,814,784
   Dominion Resources, Inc.                                1.090      04/01/04        1,080,000        1,080,000        1,080,000
   Florida Power & Light Co.                               1.040      04/08/04        1,045,000        1,044,789        1,044,789
   General Mills, Inc.                                     1.050      04/06/04          890,000          889,870          889,870
   General Mills, Inc.                                     1.070      04/07/04          485,000          484,914          484,914
   Kinder Morgan Energy Partners L.P                       1.080      04/15/04        1,500,000        1,499,370        1,499,370
   Textron Financial Corporation                           1.070      04/02/04          120,000          119,996          119,996
                                                                                   ------------     ------------     ------------
       TOTAL SHORT-TERM SECURITIES                                                 $  9,305,000      $ 9,303,107     $  9,303,107
                                                                                   ============     ------------     ------------



TOTAL INVESTMENTS                                         120.43%                                   $131,530,285      118,861,734
                                                                                                    ============     ------------
          Other Assets                                      4.48                                                        4,422,778
          Liabilities                                     (24.91)                                                     (24,586,483)
                                                          ------                                                     ------------
       TOTAL NET ASSETS                                   100.00%                                                    $ 98,698,029
                                                          ======                                                     ============

(A) In each of the convertible note, warrant, convertible preferred and common stock investments, the issuer has agreed to provide certain registration rights.

(B)  Non-income producing security.


                 SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT)    MASSMUTUAL PARTICIPATION INVESTORS
March 31, 2004
(Unaudited)

                                                  Fair Value/
INDUSTRY CLASSIFICATION:                         Market Value
                                                 ------------

AEROSPACE - 0.99 %
Esterline Technologies                           $    186,375
Hexcel Corporation                                    353,600
Vought Aircraft Industries                            439,875
                                                 ------------
                                                      979,850
                                                 ------------

AIRLINES - 0.55 %
Northwest Airlines Corp.                              543,988
                                                 ------------

AUTOMOBILE - 6.62 %
America's Body Company, Inc./LCP Holding Co.          875,000
Gencorp, Inc.                                         218,500
Jason, Inc.                                           838,893
LIH Investors, L.P                                  2,436,234
Metaldyne Corporation                                 163,350
Nyloncraft, Inc.                                    1,709,742
Tenneco Automotive, Inc.                              287,500
                                                 ------------
                                                    6,529,219

BEVERAGE, DRUG & FOOD - 2.44 %
Beta Brands Ltd                                           --
Cains Foods, L.P                                       56,805
Del Monte Corporation                                 225,000
Dominos, Inc.                                         161,625
Nonni's Food Company                                1,122,815
Pharmaceutical Buyers, Inc.                           409,453
Pinnacle Food Holding                                 239,063
Specialry Foods Group, Inc.                           195,235
                                                 ------------
                                                    2,409,996

BROADCASTING &
 ENTERTAINMENT - 1.39 %
C S C Holdings, Inc.                                  263,750
Cablevision Systems Corporation                       450,000
Lodgenet Entertainment Co.                            416,250
Mediacom Communications Corporation                   243,125
                                                 ------------
                                                    1,373,125


BUILDINGS & REAL ESTATE - 4.52 %
Adorn, Inc.                                         1,209,007
Eagle Window & Door Holding Co.                     1,502,566
Shelter Acquisition, Inc.                           1,180,324
TruStile Doors, Inc.                                  565,357
                                                 ------------
                                                    4,457,254

CARGO TRANSPORT - 2.23 %
Kenan-Advantage Transport Company                   1,298,641
Tidewater Holdings, Inc.                              903,504
                                                 ------------
                                                    2,202,145
                                                 ------------

CHEMICAL, PLASTICS & RUBBER - 2.12 %
Capital Specialty Plastics, Inc.                          201
Huntsman LLC                                          262,500
Koppers, Inc.                                         275,000
Lyondell Chemical Co.                                 204,500
Process Chemicals LLC                                       -
Rhodia SA                                             208,750
Tomah Holdings, Inc.                                1,140,653
                                                 ------------
                                                    2,091,604
                                                 ------------

CONSUMER PRODUCTS - 6.57 %

Colibri Holdings Corporation                        1,028,303
Euro-Pro Corporation                                1,168,302
G F S I, Inc.                                         242,500
H C I Direct, Inc.                                        --
Neff Motivation, Inc.                                 576,471
Pacific Coast Feather Company                         583,333
Rayovac Corporation                                   188,562
Royal Baths Manufacturing Company                     572,632
The Tranzonic Companies                             1,842,585
Winsloew Furniture, Inc.                              280,007
                                                 ------------
                                                    6,482,695
                                                 ------------

CONTAINERS, PACKAGING & GLASS - 8.01 %
A E P Industries, Inc.                                154,875
Paradigm Packaging, Inc.                            1,288,125
Pliant Corporation                                    300,000
Selig Acquisition Corporation                       1,291,114
Snyder Industries, Inc.                             2,328,066
Tekni-Plex, Inc.                                    1,057,875
Vitex Packaging, Inc.                               1,490,753
                                                 ------------
                                                    7,910,808
                                                 ------------

DISTRIBUTION - 10.38 %
Corvest Group, Inc.                                 1,933,416
Fasteners For Retail, Inc.                          4,141,966
G C-Sun Holdings L.P                                  690,000
Kele and Associates, Inc.                           1,234,239
Strategic Equip & Supply Corp., Inc.                2,242,644
                                                 ------------
                                                   10,242,265
                                                 ------------

DIVERSIFIED/CONGLOMERATE,
MANUFACTURING - 4.83 %
Activant Solutions, Inc.                              209,000
Coining of America LLC                              1,165,494
Dexter Magnetics Technologies, Inc.                   849,261
Evans Consoles, Inc.                                  212,323
S P X Corporation                                     258,750
Tinnerman-Palnut Engineered Components                697,584
Tyco International Group SA                           164,067
Wicor Americas, Inc.                                1,210,677
                                                 ------------
                                                    4,767,156
                                                 ------------

--------------------------------------------------------------------------------
24

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT)    MASSMUTUAL PARTICIPATION INVESTORS
March 31, 2004
(Unaudited)

                                                  Fair Value/
INDUSTRY CLASSIFICATION:                         Market Value
                                                 ------------

DIVERSIFIED/CONGLOMERATE,
SERVICE - 9.56 %
CapeSuccess LLC                                  $      2,512
Diversco, Inc./DHI Holdings, Inc.                     556,826
Dwyer Group, Inc.                                   1,297,267
Examination Management Services, Inc.               1,602,586
Hamilton Funeral Services Centers, Inc.               220,803
Lancaster Laboratories, Inc.                        1,120,719
Moss, Inc.                                            893,165
M S X International, Inc.                             168,219
Roto-Rooter, Inc.                                   1,071,860
Service Corp International                            260,625
U S M Holdings Corp.                                1,119,698
Washington Inventory Services, Inc.                 1,124,057
                                                 ------------
                                                    9,438,337
                                                 ------------

ELECTRONICS - 5.45 %
A E S Corporation                                     193,156
Directed Electronics, Inc.                          3,515,211
Distributed Energy Systems                             46,480
Flextronics International Ltd.                        263,125
Precision Dynamics, Inc.                            1,120,619
Progressive Software Holding, Inc.                      6,570
S C I Systems, Inc.                                   239,376
                                                 ------------
                                                    5,384,537
                                                 ------------

FARMING & AGRICULTURE - 0.12 %
Cuddy International Corporation                           --
Polymer Technologies, Inc./
 Poli-Twine Western, Inc.                             118,125
Protein Genetics, Inc.                                    --
                                                 ------------
                                                      118,125
                                                 ------------

FINANCIAL SERVICES - 1.24 %
Airplanes Pass Thru Trust                             111,948
Dollar Financial Group                                352,625
East River Ventures I, L.P                              6,783
Highgate Capital LLC                                    4,752
Leucadia National Corporation                         362,250
TCW Leveraged Income Trust, L.P                       132,900
Victory Ventures LLC                                        2
Williams Scotsman, Inc.                               250,000
                                                 ------------
                                                    1,221,260
                                                 ------------

HEALTHCARE, EDUCATION &
 CHILDCARE - 3.34 %
American Hospice Management                         1,262,711
Interactive Health LLC                                405,000
Quintiles Transnational Corporation                   260,000
MedAssist, Inc.                                     1,147,812
Tenet Healthcare Corporation                          216,250
                                                 ------------
                                                    3,291,773
                                                 ------------

HOME & OFFICE FURNISHINGS,
 HOUSEWARES, AND DURABLE
 CONSUMER PRODUCTS - 2.06 %
Hussey Seating Corporation                       $  1,767,083
Steelcase, Inc.                                       263,173
                                                 ------------
                                                    2,030,256


LEISURE, AMUSEMENT,
 ENTERTAINMENT - 3.05 %
Host Marriott L.P                                     266,875
IMAX Corporation                                      260,000
Intrawest Corporation                                 258,125
Keepsake Quilting, Inc.                             1,043,529
M G M Mirage, Inc.                                    262,500
Majestic Star Casino LLC                              263,750
O E D Corp/Diamond Jo Company Guarantee               493,750
River Rock Entertainment                              162,000
                                                 ------------
                                                    3,010,529
                                                 ------------

MACHINERY - 13.86 %
Ames True Temper Group                              1,149,050
C& M Conveyor, Inc.                                 1,345,260
D T Industries, Inc.                                   66,099
Integration Technology Systems, Inc.                  938,327
Manitowoc Company, Inc.                               106,500
NPC, Inc.                                           2,099,962
Numatics, Inc.                                        311,250
PW Eagle, Inc.                                      1,492,931
Safety Speed Cut Manufacturing Company, Inc.        2,004,842
Synventive Equiry LLC                               1,139,709
Tronair, Inc.                                       1,734,524
Weasler Holdings LLC                                1,146,427
W E C Company, Inc.                                   149,994
                                                 ------------
                                                   13,684,875
                                                 ------------

MEDICAL DEVICESBIOTECH - 3.28 %
Bausch & Lomb, Inc.                                   276,477
Beacon Medical Products, Inc.                       1,059,779
Coeur, Inc.                                           648,015
DHD Healthcare, Inc.                                1,009,280
Invitrogen Corporation                                243,000
                                                 ------------
                                                    3,236,551
                                                 ------------

MINING, STEEL, IRON & NON PRECIOUS
 METALS - 0.06 %
Better Minerals & Aggregates                           54,525
                                                 ------------

--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT)    MASSMUTUAL PARTICIPATION INVESTORS
March 31, 2004
(Unaudited)

                                                  Fair Value/
INDUSTRY CLASSIFICATION:                         Market Value
                                                 ------------

OIL AND GAS - 5.00 %
Centerpoint Energy, Inc.                         $    201,031
Chesapeake Energy Corporation                         262,500
Mustang Ventures Company                            1,148,987
North American Energy Partners                        200,000
Offshore Logistics, Inc.                              348,250
Transmontaigne, Inc.                                1,694,403
United Refining Co.                                   559,300
Williams Companies, Inc.                              522,500
                                                 ------------
                                                    4,936,971
                                                 ------------

PHARMACEUTICALS - 2.01 %
Enzymatic Therapy, Inc.                               509,065
Sabex 2002, Inc.                                    1,474,754
                                                 ------------
                                                    1,983,819
                                                 ------------

PUBLISHING/PRINTING - 1.21 %
American Media Operation, Inc.                        173,687
Mail-Well, Inc.                                       519,750
Sheridan Acquisition Corporation                      321,375
Von Hoffman Press, Inc.                               182,656
                                                 ------------
                                                    1,197,468
                                                 ------------

RETAIL STORES - 7.03 %
EOS International, Inc.                                23,231
General Nutrition Center                              446,250
Neff Corporation                                       63,000
Olympic Sales, Inc.                                 1,859,960
P H I Holding Company                               1,170,002
Rent-A-Center, Inc.                                   265,000
Rent-Way, Inc.                                        632,602
Sports Club Co.                                       188,000
TVI, Inc.                                           1,346,588
United Rentals, Inc.                                  944,150
                                                 ------------
                                                    6,938,783
                                                 ------------

TECHNOLOGY - 1.38 %
Advanced Micro Devices, Inc.                          265,000
Convera Corporation                                    74,727
Cymer, Inc.                                           473,625
Delstar Holding Corporation                           195,571
F E I Company                                         239,112
TriQuint Semiconductor, Inc.                          119,550
                                                 ------------
                                                    1,367,585
                                                 ------------

TELECOMMUNICATIONS - 1.16 %
Cincinnati Bell, Inc.                                  49,000
I T C/Deltacom, Inc.                                   77,315
Nextel Communications Corporation                     216,500
Telex Communications, Inc.                            267,500
Triton P C S, Inc.                                    532,500
                                                 ------------
                                                    1,142,815
                                                 ------------


UTILITIES - 0.54 %
Duke Energy Corporation                               269,063
Nalco Company                                         261,250
                                                 ------------
                                                      530,313
                                                 ------------

TOTAL CORPORATE RESTRICTED
 AND PUBLIC SECURITIES - 111.00 %                $109,558,627
                                                 ============

--------------------------------------------------------------------------------
26

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS    MASSMUTUAL PARTICIPATION INVESTORS
(Unaudited)


1. HISTORY

   MassMutual Participation Investors (the "Trust") was organized as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts pursuant to a Declaration of Trust dated April 7, 1988.

   The Trust is a diversified closed-end management investment company. David L. Babson & Company Inc., ("Babson"), a majority owned subsidiary of Massachusetts Mutual Life Insurance Company ("MassMutual"), acts as its investment adviser. The Trust's investment objective is to maximize total return by providing a high level of current income, the potential for growth of such income, and capital appreciation, by investing primarily in a portfolio of privately placed below investment grade, long-term corporate debt obligations purchases directly from their issuers, at least half of which normally will include equity features.

   On January 27, 1998, the Board of Trustees authorized the formation of a wholly owned subsidiary ("MMPI Subsidiary Trust") for the purpose of holding certain investments. The results of the MMPI Subsidiary Trust's have been consolidated in the accompanying financial statements.


2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies followed consistently by the Trust in the preparation of its consolidated financial statements in conformity with accounting principles generally accepted in the United States of America.

   A. VALUATION OF INVESTMENTS:

   Valuation of a security in the Trust's portfolio is made on the basis of market price whenever market quotations are readily available and all securities of the same class held by the Trust can be readily sold in such market.

   Nearly all securities which are acquired by the Trust directly from the issuers and shares into which such securities may be converted or which may be purchased on the exercise of warrants will be subject to legal or contractual delays in, or restrictions on, resale and will therefore be "restricted securities". Generally speaking, as contrasted with openmarket sales of unrestricted securities, which may be effected immediately if the market is adequate, absent an exemption from registration, restricted securities can be sold only in a public offering for which a registration statement is in effect under the Securities Act of 1933.

   The value of restricted securities, and of any other assets for which there are no reliable market quotations, is the fair value as determined in good faith by the Trust's Board of Trustees the "Trustees"). Each restricted security is valued by the Trustees as of the time of its acquisition and at least quarterly thereafter. The Trustees have established guidelines to aid in the valuation of each security. Generally, restricted securities are initially valued at cost or less at the time of acquisition by the Trust. Values greater or less than cost are thereafter used for restricted securities in appropriate circumstances. Among the factors ordinarily considered are the existence of restrictions upon the sale of a security held by the Trust; an estimate of the existence and the extent of a market for the security; the extent of any discount at which the security was acquired; the estimated period of time during which the security will not be freely marketable; the estimated expenses of registering or otherwise qualifying the security for public sale; estimated underwriting commissions if underwriting would be required to effect a sale; in the case of a convertible security, whether or not it would trade on the basis of its stock equivalent; in the case of a debt obligation which would trade independently of any equity equivalent, the current yields on comparable securities; the estimated amount of the floating supply of such

--------------------------------------------------------------------------------

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS    MASSMUTUAL PARTICIPATION INVESTORS
(Unaudited)


   securities available for purchase; the proportion of the issue held by the Trust; changes in the financial condition and prospects of the issuer; the existence of merger proposals or tender offers affecting the issuer; and any other factors affecting fair value, all in accordance with the Investment Company Act of 1940, as amended. In making valuations, opinions of counsel may be relied upon as to whether or not securities are restricted securities and as to the legal requirements for public sale.

   When market quotations are readily available for unrestricted securities of an issuer, restricted securities of the same class are generally valued at a discount from the market price of such unrestricted securities. The Trustees, however, consider all factors in fixing any discount, including the filing of a registration statement for such securities under the Securities Act of 1933 and any other developments which are likely to increase the probability that the securities may be publicly sold by the Trust without restriction.

   The Trust's Board of Trustees meets at least once in each quarter to value the Trust's portfolio securities as of the close of business on the last business day of the preceding quarter. This valuation requires the approval of a majority of the Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust or of Babson, the Trust's investment adviser. In making valuations, the Trustees will consider Babson's reports analyzing each portfolio security in accordance with the relevant factors referred to above. Babson has agreed to provide such reports to the Trust at least quarterly.

   The consolidated financial statements include restricted securities valued at $84,671,960 (85.79% of net assets) as of March 31, 2004 whose values have been determined by the Board of Trustees in the absence of readily ascertainable market values. Due to the inherent uncertainty of valuation, those values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material.

   The values for corporate public securities are stated at the last reported sales price or at prices based upon quotations obtained from brokers and dealers as of March 31, 2004, subject to discount where appropriate, and are approved by the Trustees.

   Short-term securities with more than sixty days to maturity are valued at fair value and short-term securities having a maturity of sixty days or less are valued at amortized cost, which approximates market value.


   B. ACCOUNTING FOR INVESTMENTS:

   Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. The Trust does not accrue income when payment is delinquent and when management believes payment is questionable.

   The Trust has elected to accrue, for financial reporting purposes, certain premiums and discounts which are required to be accrued for federal income tax purposes.

   Realized gains and losses on investment transactions and unrealized appreciation and depreciation of investments are reported for financial statement and federal income tax purposes on the identified cost method.

--------------------------------------------------------------------------------
28

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS    MASSMUTUAL PARTICIPATION INVESTORS
(Unaudited)

   C. USE OF ESTIMATES:

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   D. FEDERAL INCOME TAXES

   No provision for federal income taxes on net investment income and short-term capital gains is considered necessary for the Trust because it is a "regulated investment company" under the Internal Revenue Code, and intends to maintain this qualification by, among other things, distributing substantially all of its net taxable income to its shareholders. In any year when net long-term capital gains are realized by the Trust, management, after evaluating the prevailing economic conditions, will recommend that Trustees either designate the net realized long-term gains as undistributed and pay the federal capital gains taxes thereon, or distribute all or a portion of such net gains.

   The Trust is taxed as a regulated investment company and is therefore limited as to the amount of non-qualified income that it may receive as the result of operating a trade or business, e.g. the Trust's pro rata share of income allocable to the Trust by a partnership operating company. The Trust's violation of this limitation could result in the loss of its status as a regulated investment company, thereby subjecting all of its net income and capital gains to corporate taxes prior to distribution to its shareholders. The Trust, from time-to-time, identifies investment opportunities in the securities of entities that could cause such trade or business income to be allocable to the Trust. The MMPI Subsidiary Trust (see Footnote 1) was formed in order to allow investment in such securities without adversely affecting the Trust's status as a regulated investment company.

   The MMPI Subsidiary Trust is not taxed as a regulated investment company. Accordingly, prior to the Trust's receiving any distributions from the MMPI Subsidiary Trust, all of the MMPI Subsidiary Trust's taxable income and realized gains, including non-qualified income and realized gains, is subject to taxation at prevailing corporate tax rates.


3. INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES FEE

   Under an Investment Advisory and Administrative Services Contract with the Trust, Babson has agreed to use its best efforts to present to the Trust a continuing and suitable investment program consistent with the investment objectives and policies of the Trust. Babson has further agreed that it will request each issuer of securities which MassMutual is prepared to purchase in a private placement, and which would be consistent with the investment objectives and policies of the Trust, to also offer such securities to the Trust. Babson will use its best efforts to insure that issuers accede to such requests. MassMutual has agreed that, subject to such orders of the Securities and Exchange Commission as may apply, it will invest concurrently with the Trust in any such investment. Babson represents the Trust in any negotiations with issuers, investment banking firms, securities brokers or dealers and other institutions or investors relating to the Trust's investments. Under the contract, Babson provides administration of the day-to-day operations of the Trust and provides the Trust with office space and office equipment, accounting and bookkeeping services, and necessary executive, clerical and secretarial personnel for the performance of the foregoing services.

--------------------------------------------------------------------------------

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS    MASSMUTUAL PARTICIPATION INVESTORS
(Unaudited)


   For its services under the Investment Advisory and Administrative Services Contract, Babson is paid a quarterly fee equal to .225% of the value of the Trust's net assets as of the last business day of each fiscal quarter, an amount approximately equivalent to .90% on an annual basis. A majority of the Trustees, including a majority of the Trustees who are not interested persons of the Trust or of Babson, approve the valuation of the Trust's net assets as of such day.


4. SENIOR SECURED INDEBTEDNESS:

   A. NOTE PAYABLE

   MassMutual holds the Trust's $12,000,000 Senior Fixed Rate Convertible Note (the "Note") issued by the Trust in 1995. The Note, as amended, is due December 13, 2011 and accrues interest at 5.80% per annum. MassMutual, at its option, can convert the principal amount of the Note into common shares. The dollar amount of principal would be converted into an equivalent dollar amount of common shares based upon the average price of the common shares for ten business days prior to the notice of conversion. For the three months ended March 31, 2004, the Trust incurred total interest expense on the Note of $174,000.

   The Trust may redeem the Note, in whole or in part, at the principal amount proposed to be redeemed together with the accrued and unpaid interest thereon through the redemption date plus a Make Whole Premium. The Make Whole Premium equals the excess of (i) the present value of the scheduled payments of principal and interest which the Trust would have paid but for the proposed redemption, discounted at the rate of interest of U.S. Treasury obligations whose maturity approximates that of the Note plus 0.50% over (ii) the principal of the Notes proposed to be redeemed.

   B. REVOLVING CREDIT AGREEMENT

   The Trust entered into a $15,000,000 Revolving Credit Agreement (the "Revolver") with Fleet National Bank (the "Agent Bank") dated May 29, 1997, which matures on May 31, 2004.

   The Revolver bears interest payable quarterly in arrears at a per annum rate that varies depending upon whether the Trust requests a Base Rate Loan or LIBOR Rate Loan. Interest on Base Rate loans equals the higher of: (i) the annual "Base Rate" as set periodically by the Agent Bank and (ii) the most recent Federal Funds Effective Rate plus a margin of .50% per annum. Per annum interest on LIBOR Rate Loans equals a margin of .40% plus the London Inter Bank Offered Rate ("LIBOR") rate (as presented on Telerate Page 3750), divided by 1 minus LIBOR Reserve Rate. The Trust also incurs expense on the undrawn portion of the total Revolver at a rate of .185% per annum.

   As of March 31, 2004, there was $10,500,000 in outstanding loans against the Revolver and the average blended rate of interest attributable to the Revolver was 1.55%. For the three months ended March 31, 2004, the Trust incurred total interest expense on the Revolver of $40,658, plus $2,076 related to the undrawn portion.

   On March 3, 2004, the Trust received a commitment to amend and restate the Revolver from the Agent Bank. The Amended and Restated Revolver tentatively bears interest at a rate equal to the Base Rate (as described above) for Base Rate Loans, or the LIBOR rate, plus a margin of .60% per annum for LIBOR Rate Loans. The expense on the undrawn portion of the new Revolver is expected to increase to .25% per annum. The Trust will incur closing costs on the Amended and Restated Revolver of $75,000.


--------------------------------------------------------------------------------
30

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS    MASSMUTUAL PARTICIPATION INVESTORS
(Unaudited)


5. PURCHASES AND SALES OF INVESTMENTS

                                          FOR THE THREE MONTHS ENDED 3/31/2004
                                          ------------------------------------
                                              COST OF          PROCEEDS FROM
                                            INVESTMENTS          SALES OR
                                             ACQUIRED           MATURITIES
                                             --------           ----------

   Corporate restricted securities         $ 9,533,959         $ 6,320,175
   Corporate public securities                 781,783           2,272,338
   Short-term securities                    88,419,754          86,846,947


   The aggregate cost of investments was the same for financial reporting and federal income tax purposes as of March 31, 2004. The net unrealized depreciation of investments for financial reporting and federal tax purposes as of March 31, 2004 is $12,668,551 and consists of $10,502,790 appreciation and $23,171,341 depreciation


6. CONTINGENCIES

   The Trust, together with other investors including MassMutual, is a plaintiff in litigation in connection with private placement investments made by the Trust in Sharp International Corporation ("Sharp"). Three managing shareholders of Sharp have pleaded guilty to criminal fraud charges. Initially, two separate civil lawsuits were brought in New York state court in an attempt to recover damages for lost investment funds from Sharp's working capital lender and auditors. The first lawsuit involving Sharp's working capital lender was dismissed prior to trial. An appeal of this dismissal was unsuccessful. The second lawsuit against Sharp's auditors, KPMG LLP, is in its preliminary stages. The parties to this lawsuit, including the Trust, have recently agreed to submit the matters which are the subject of the lawsuit to a non-binding mediation proceeding. The Trust is unable to estimate any potential recovery from this lawsuit as of March 31, 2004.

                      [THIS PAGE INTENTIONALLY LEFT BLANK.]

    TRUSTEES                                  OFFICERS

DONALD E. BENSON*             STUART H. REESE            CHAIRMAN

DONALD GLICKMAN               ROGER W. CRANDALL          PRESIDENT

MARTIN T. HART*               CHARLES C. MCCOBB, JR.     VICE PRESIDENT &
                                                         CHIEF FINANCIAL
ROBERT E. JOYAL                                          OFFICER

STEVEN A. KANDARIAN           STEPHEN L. KUHN            VICE PRESIDENT &
                                                         SECRETARY
JACK A. LAUGHERY
                              MICHAEL P. HERMSEN         VICE PRESIDENT
CORINE T. NORGAARD*
                              MARY WILSON KIBBE          VICE PRESIDENT
STUART H. REESE
                              MICHAEL L. KLOFAS          VICE PRESIDENT

                              RICHARD C. MORRISON        VICE PRESIDENT

                              CLIFFORD M. NOREEN         VICE PRESIDENT

                              RICHARD E. SPENCER, II     VICE PRESIDENT

                              JAMES M. ROY               TREASURER

                              JOHN T. DAVITT, JR.        COMPTROLLER


*MEMBER OF THE AUDIT COMMITTEE




                  DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN


MassMutual Participation Investors offers a Dividend Reinvestment and Cash Purchase Plan. The Plan provides a simple and automatic way for shareholders to add to their holdings in the Trust through the receipt of dividend shares issued by the Trust or through the reinvestment of cash dividends in Trust shares purchased in the open market. The dividends of each shareholder will be automatically reinvested in the Trust by Shareholder Financial Services Inc., the Transfer Agent, in accordance with the Plan, unless such shareholder elects not to participate by providing written notice to the Transfer Agent. A shareholder may terminate his or her participation by notifying the Transfer Agent in writing.

Participating shareholders may also make additional contributions to the Plan from their own funds. Such contributions may be made by personal check or other means in an amount not less than $100 nor more than $5,000 per quarter.

Whenever the Trust declares a dividend payable in cash or shares, the Transfer Agent, acting on behalf of each participating shareholder, will take the dividend in shares only if the net asset value is lower than the market price plus an estimated brokerage commission as of the close of business on the valuation day. The valuation day is the last day preceding the day of dividend payment. When the dividend is to be taken in shares, the number of shares to be received is determined by dividing the cash dividend by the net asset value as of the close of business on the valuation date or, if greater than net asset value, 95% of the closing share price. If the net asset value of the shares is higher than the market value plus an estimated commission, the Transfer Agent, consistent with obtaining the best price and execution, will buy shares on the open market at current prices promptly after the dividend payment date.

The reinvestment of dividends does not, in any way, relieve participating shareholders of any federal, state or local tax. For federal income tax purposes, the amount reportable in respect of a dividend received in newly-issued shares of the Trust will be the fair market value of the shares received, which will be reportable as ordinary income and/or capital gains.

As compensation for its services, the Transfer Agent receives a fee of 5% of any dividend and cash contribution (in no event in excess of $2.50 per distribution per shareholder.)

Any questions regarding the Plan should be addressed to Shareholder Financial Services, Inc., Agent for MassMutual Participation Investors' Dividend Reinvestment and Cash Purchase Plan, P.O. Box 173673, Denver CO 80217-3673.